Derivative Financial Instruments and Hedge Accounting - Summary of Amounts Related to Items Designated as Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Hedging gains/(losses) recognised in OCI	£ 3
Financial liabilities - derivative financial instruments [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedged instruments	(21)	£ (59)
Change in value of hedging instrument used to determine hedge ineffectiveness	13	(22)
Nominal amounts of hedging instruments	(722)	(607)
Hedging gains/(losses) recognised in OCI	13	(22)
Hedge ineffectiveness recognised in profit or loss	0	0
Financial liabilities - borrowings [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedged instruments	(246)	(256)
Change in value of hedging instrument used to determine hedge ineffectiveness	10	(10)
Nominal amounts of hedging instruments	(246)	(256)
Hedging gains/(losses) recognised in OCI	10	(10)
Hedge ineffectiveness recognised in profit or loss	£ 0	£ 0